3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE

Accounts Receivable

The Company records accounts receivable as it bills its customers for products and services. The allowance for doubtful accounts is based upon the Company’s policy (See Note 1). Accounts receivable throughout the year may decrease based on payments received, credits for change orders, or back charges incurred.

At December 31, 2017 and 2016, accounts receivables were as follows:

	December 31, 2017	December 31, 2016
Accounts receivable	$5,946	$1,161,064
Less: Allowance for doubtful accounts	–	–
Accounts receivable, Net	$5,946	$1,161,064

Bad debt expense for 2017 and 2016 was $0 and $510, respectively.

Deferred Revenue

Deferred revenues are deposits from customers for product sales which have not yet been delivered and multi period maintenance contracts (See Note 1). Deferred revenue was $77,514 and $75,323 for the years ended December 31, 2017 and December 31, 2016, respectively.